Commitments and Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9. Commitments and Contingencies
Litigation
The Company may be involved in various claims, lawsuits, investigations, and other proceedings, arising from the normal course of its business. The Company accrues a liability when management believes information available prior to the issuance of financial statements indicates it is probable a loss has been incurred as of the date of the financial statements and the amount of loss can be reasonably estimated. The Company adjusts its accruals to reflect the impact of negotiation, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred.
On April 21, 2021, FCX Solar, LLC (“FCX”), filed a lawsuit against us in the United States District Court for the Southern District of New York. The complaint alleges breach of contract and tort claims related to a patent license agreement and consulting relationship between FCX and us. FCX seeks damages of approximately $134 million in the lawsuit. On July 2, 2021, we filed a motion to dismiss the tort claims. On July 16, 2021, rather than responding to that motion, FCX filed an amended complaint asserting the same claims as the original complaint. On July 22, 2021, we advised the court that FTC would stand on its motion to dismiss, and at the request of the court, we filed a revised motion citing the amended complaint. FCX filed its response on August 19, 2021, and we filed a reply and a request for oral argument on September 7, 2021. Discovery in the Southern District of New York matter is ongoing. On May 29, 2021, FCX filed a separate lawsuit against us in the United States District Court for the Western District of Texas, alleging a claim for patent infringement related to U.S. Patent No. 10,903,782. FCX seeks an unspecified amount of damages, including past and future royalties, and injunctive relief. Our answer to that complaint was filed on June 22, 2021, along with our motion to transfer the patent suit to the Southern District of New York to be consolidated with the New York litigation. FCX filed an amended complaint asserting claims for direct patent infringement, indirect infringement by active inducement, and contributory infringement on July 27, 2021, and we filed our answer to that complaint on August 10, 2021. On October 25, 2021, our motion to transfer the case to the Southern District of New York was granted. The Company believes the claims asserted in both lawsuits are without merit, and we plan to vigorously defend against them. The Company and its management considered (a) the facts described above, (b) the preliminary stages of the proceedings and (c) the advice of outside legal counsel on the claims and determined that it is not probable that FCX will prevail on the merits. At this time the Company believes that the likelihood of any material loss related to these matters is remote given the strength of the Company’s defenses
The Company has not recorded any material loss contingency in the Condensed Consolidated Balance Sheets as of December 31, 2020 and September 30, 2021.
Warranties
The Company provides standard warranties on its hardware products. The liability amount is based on actual historical warranty spending activity by type of product, customer, and geographic region, modified for any known differences such as the impact of reliability improvements. As of September 30, 2021, warranty reserves totaling $1.2 million were recorded in accrued expenses and other current liabilities and $4.2 million were recorded in other non-current liabilities, in the Company’s Condensed Consolidated Balance Sheets.
Changes in the Company’s product warranty reserves were as follows (in thousands):
September 30, 2021
Balance at beginning of period, December 31, 2020	$ 6,811
Warranties issued during the period	2,902
Settlements made during the period	(3,507)
Changes in liability for pre-existing warranties	(783)
Balance at end of period	$ 5,423

9. Commitments and Contingencies
Litigation
The Company may be involved in various claims, lawsuits, investigations, and other proceedings, arising from normal course of its business. The Company accrues a liability when management believes information available prior to the issuance of financial statements indicates it is probable a loss has been incurred as of the date of the financial statement and the amount of loss can be reasonably estimated. The Company adjust its accruals to reflect the impact of negotiation, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company currently is not aware of any matters that may have a material adverse effect on the business, financial position, results of operations, or cash flows. The Company has not recorded any material loss contingency in the Consolidated Balance Sheets as of December 31, 2019 and 2020.
Warranties
The Company provides standard warranties on its hardware products. The liability amount is based on actual historical warranty spending activity by type of product, customer, and geographic region, modified for any known differences such as the impact of reliability improvements. As of December 31, 2019 and 2020, warranty reserves totaling $1.4 million and $4.0 million were recorded in accrued expenses and other current liabilities, respectively and $0.7 million and $2.8 million and were recorded in other non-current liabilities, respectively, in the Company’s Consolidated Balance Sheets.
Changes in the Company’s product warranty reserves were as follows (in thousands):
	Years Ended December 31,
	2019	2020
Balance at beginning of period	$ —	$ 2,057
Warranties issued during the period	2,057	7,866
Settlements made during the period	—	(3,111)
Changes in liability for pre-existing warranties	—	(1)
Balance at end of period	$2,057	$ 6,811